Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	3,376,179
Proposed Maximum Offering Price per Unit	60.00
Maximum Aggregate Offering Price	$ 202,570,740.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,975.02
Offering Note	(A) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 ("Class A common stock") of BillionToOne, Inc. (the "Registrant") that become issuable under the Registrant's 2018 Stock Plan (the "2018 Plan"), the Registrant's 2025 Equity Incentive Plan (the "2025 Plan"), or the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (B) Proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of $60.00 per share (the "IPO Price"), which is the initial public offering price per share of the Registrant's Class A common stock as set forth in the Registrant's registration statement on Form S-1 (File No. 333-290761), as amended (the "S-1 Registration Statement"), that became effective on November 5, 2025. (C) Amount registered represents 3,297,972 shares of Class A common stock reserved for future grant under the 2025 Plan, plus 78,207 shares of Class A common stock that were reserved but not issued under the 2018 Plan and are not subject to any awards granted thereunder. To the extent that any stock options discussed under footnote (2)(B) currently outstanding under the 2018 Plan expire or are terminated prior to exercise, the shares of Class A common stock reserved for issuance pursuant to such stock options will become available for issuance as shares of Class A common stock under the 2025 Plan. The 2025 Plan also provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2025 Plan on January 1st of each year, commencing on January 1, 2027 and ending on (and including) January 1, 2035, in an amount equal to 5% of the total number of shares of Class A common stock outstanding on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Class A common stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, reserved for issuance pursuant to the 2018 Stock Plan
Amount Registered | shares	9,709,988
Proposed Maximum Offering Price per Unit	13.01
Maximum Aggregate Offering Price	$ 126,326,943.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,445.75
Offering Note	(A) See note 1(A)..(B) Proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the 9,709,988 shares of Class A common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan are calculated using the weighted-average exercise price of $13.01 per share for such stock options. (C) Amount registered represents shares of Class A common stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan. No additional stock awards will be granted under the 2018 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, reserved for issuance pursuant to the 2025 Employee Stock Purchase Plan
Amount Registered | shares	548,880
Proposed Maximum Offering Price per Unit	51.00
Maximum Aggregate Offering Price	$ 27,992,880.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,865.82
Offering Note	(A) See note 1(A). (B) Proposed maximum offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated on the basis of the IPO Price, as set forth in 1(B) above, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP. (C) Amount registered represents 548,880 shares of Class A common stock reserved for future grant under the 2025 ESPP. The 2025 ESPP provides that an additional number of shares of Class A common stock will automatically be added annually to the shares authorized for issuance under the 2025 ESPP on January 1st of each year, commencing on January 1, 2027 and ending on (and including) January 1, 2035, in an amount equal to 1% of the total number of shares of Class A common stock outstanding on December 31st of the preceding calendar year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Class A common stock. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.